Concentration of Credit Risks - Schedule of Concentration Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Patient Payment [Member]
Concentration of credit risk, percentage	62.00%	69.00%	56.00%	0.00%
Revenue [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage	16.00%	12.00%	12.00%	0.00%
Revenue [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage	22.00%	19.00%	32.00%	0.00%
Accounts Receivable [Member] | Patient Payment [Member]
Concentration of credit risk, percentage	62.00%	69.00%	56.00%	0.00%
Accounts Receivable [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage	16.00%	12.00%	12.00%	0.00%
Accounts Receivable [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage	22.00%	19.00%	32.00%	0.00%